LVIP Wellington Capital Growth Fund
Schedule of Investments
September 30, 2020 (unaudited)
	Number of Shares	Value (U.S. $)
COMMON STOCK–99.75%
Aerospace & Defense–0.92%
Northrop Grumman	22,955	$ 7,242,073
		7,242,073
Beverages–2.92%
Constellation Brands Class A	74,121	14,046,671
†Monster Beverage	112,583	9,029,156
		23,075,827
Biotechnology–0.95%
†Biogen	8,411	2,386,032
†Seattle Genetics	26,259	5,138,624
		7,524,656
Capital Markets–1.62%
Blackstone Group Class A	78,979	4,122,704
MarketAxess Holdings	5,767	2,777,330
S&P Global	16,384	5,908,070
		12,808,104
Commercial Services & Supplies–1.13%
†Copart	84,910	8,929,136
		8,929,136
Consumer Finance–1.14%
American Express	90,311	9,053,678
		9,053,678
Electronic Equipment, Instruments & Components–1.09%
CDW	72,358	8,648,952
		8,648,952
Equity Real Estate Investment Trusts–1.46%
American Tower	28,662	6,928,465
Equinix	6,049	4,598,027
		11,526,492
Health Care Equipment & Supplies–3.29%
†ABIOMED	36,910	10,226,285
Danaher	20,261	4,362,801
†DexCom	1,958	807,146
†Edwards Lifesciences	92,684	7,398,037
†Penumbra	16,574	3,221,654
		26,015,923
Health Care Providers & Services–1.52%
UnitedHealth Group	38,557	12,020,916
		12,020,916
Hotels, Restaurants & Leisure–0.45%
†DraftKings Class A	60,541	3,562,232
		3,562,232
Insurance–2.83%
†Markel	5,380	5,238,506
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Insurance (continued)
Marsh & McLennan Companies	54,311	$ 6,229,472
Progressive	115,575	10,941,485
		22,409,463
Interactive Media & Services–8.19%
†Alphabet Class C	20,937	30,769,015
†Facebook Class A	104,565	27,385,574
†ZoomInfo Technologies Class A	155,419	6,681,463
		64,836,052
Internet & Direct Marketing Retail–8.64%
†Alibaba Group Holding ADR	26,535	7,800,759
†Amazon.com	19,239	60,578,417
		68,379,176
IT Services–14.21%
Fidelity National Information Services	83,008	12,219,608
†FleetCor Technologies	55,766	13,277,885
Global Payments	57,542	10,218,308
Mastercard Class A	66,713	22,560,335
†PayPal Holdings	121,440	23,927,323
†Shopify Class A	4,115	4,209,522
†Square Class A	73,397	11,930,682
Visa Class A	70,424	14,082,687
		112,426,350
Life Sciences Tools & Services–2.57%
†Illumina	13,486	4,168,253
†Mettler-Toledo International	7,450	7,194,837
Thermo Fisher Scientific	20,301	8,963,298
		20,326,388
Machinery–0.25%
IDEX	10,634	1,939,748
		1,939,748
Professional Services–3.74%
Equifax	54,645	8,573,800
IHS Markit	128,962	10,124,807
TransUnion	129,587	10,902,154
		29,600,761
Road & Rail–2.02%
Canadian National Railway	63,201	6,728,378
JB Hunt Transport Services	30,522	3,857,370
†Uber Technologies	148,941	5,433,368
		16,019,116
Semiconductors & Semiconductor Equipment–5.22%
†Advanced Micro Devices	199,790	16,380,782
Microchip Technology	102,545	10,537,524
LVIP Wellington Capital Growth Fund–1

LVIP Wellington Capital Growth Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Semiconductors & Semiconductor Equipment (continued)
Monolithic Power Systems	7,998	$ 2,236,321
NVIDIA	22,410	12,128,740
		41,283,367
Software–22.57%
†Adobe	38,360	18,812,895
†Autodesk	50,397	11,642,211
†Ceridian HCM Holding	30,930	2,556,365
†DocuSign	38,377	8,260,266
Microsoft	280,009	58,894,293
†salesforce.com	81,095	20,380,795
†ServiceNow	34,175	16,574,875
†Slack Technologies Class A	151,654	4,073,426
†Splunk	47,708	8,975,306
SS&C Technologies Holdings	200,405	12,128,511
†Tyler Technologies	15,788	5,503,065
†Workday Class A	50,233	10,806,625
		178,608,633
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Specialty Retail–4.14%
†Burlington Stores	25,719	$ 5,300,429
Home Depot	47,295	13,134,294
†O'Reilly Automotive	12,289	5,666,212
TJX	156,128	8,688,523
		32,789,458
Technology Hardware, Storage & Peripherals–8.88%
Apple	606,931	70,288,679
		70,288,679
Total Common Stock (Cost $339,053,781)		789,315,180

TOTAL INVESTMENTS–99.75% (Cost $339,053,781)	789,315,180
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.25%	1,984,282
NET ASSETS APPLICABLE TO 11,656,058 SHARES OUTSTANDING–100.00%	$791,299,462

† Non-income producing.

Summary of Abbreviations:
ADR–American Depositary Receipt
IT–Information Technology
S&P–Standard & Poor’s
See accompanying notes.
LVIP Wellington Capital Growth Fund–2

LVIP Wellington Capital Growth Fund
Notes
September 30, 2020 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP Wellington Capital Growth Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.
Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their published net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of September 30, 2020:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock	$789,315,180	$—	$—	$789,315,180
Total Investments	$789,315,180	$—	$—	$789,315,180
There were no Level 3 investments at the beginning or end of the period.
3. Recent Accounting Pronouncements
In August 2018, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU No. 2018-13, which changes certain fair value measurement disclosure requirements. The ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. As of December 31, 2018, the Trust had early adopted the removal of applicable disclosures. The ASU was fully adopted in the current period and the implementation of the ASU did not have an impact on the Fund's financial statements.
LVIP Wellington Capital Growth Fund–3